Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
Share capital [abstract]
Share capital

	Ordinary A shares listed in PRC RMB’000	Foreign invested H shares listed overseas RMB’000	Total RMB’000
As at 1 January 2017	7,305,000	3,495,000	10,800,000
Exercise of employee share options - proceeds received (Note 27)	14,177	—	14,177

As at 31 December 2017	7,319,177	3,495,000	10,814,177

As at 1 January 2018	7,319,177	3,495,000	10,814,177
Exercise of employee share options - proceeds received (Note 27)	9,637	—	9,637

As at 31 December 2018	7,328,814	3,495,000	10,823,814